Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

7. COMMITMENTS AND CONTINGENCIES

The Company may be subject to pending legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome, if any, arising out of any such matters will have a material adverse effect on its business, financial condition or results of operations.

Warrant

In February 2022, the Company granted a warrant to an advisor in connection with Company’s potential Regulation A financing. The number of warrants granted equals $2,000,000 (“Equity Value”) divided by the Regulation A offering price. The warrant was to vest immediately upon qualification of the Form 1-A filing in connection with the Regulation A financing. The warrant was to terminate on the earliest of five years or the termination of the advisory agreement. In March 2022, the Company was qualified under its Form 1-A filing. On March 17, 2023, the Company and advisor entered into a Warrant Surrender Agreement whereby the advisor agreed to the cancellation of the warrants and to the surrender of all of its right for no consideration. As there was no derived value related to these warrants based on subsequent cancellation, no expense was recognized.

Underwriting Agreement

On December 1, 2022, the Company entered into an engagement agreement with Boustead Securities, LLC to assist in the private placement of securities (“pre-IPO Financing”) and the initial public offering or other registered securities offerings (“IPO”) in the United States listing on NASDAQ. This agreement was terminated on May 23, 2023. In connection with the termination of Boustead Securities, LLC, the Company agreed to pay Boustead Securities, LLC, $259,292 for out-of-pocket expenses.

9. COMMITMENTS AND CONTINGENCIES

The Company may be subject to pending legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome, if any, arising out of any such matters will have a material adverse effect on its business, financial condition or results of operations.

Warrant

In February 2022, the Company granted a warrant to an advisor in connection with Company’s potential Regulation A financing. The number of warrants granted equals $2,000,000 (“Equity Value”) divided by the Regulation A offering price. The warrant was to vest immediately upon qualification of the Form 1-A filing in connection with the Regulation A financing. The warrant was to terminate on the earliest of five years or the termination of the advisory agreement. In March 2022, the Company was qualified under its Form 1-A filing. On March 17, 2023, the Company and advisor entered into a Warrant Surrender Agreement whereby the advisor agreed to the cancellation of the warrants and to the surrender of all of its right for no consideration. As there was no derived value related to these warrants based on subsequent cancellation, no expense was recognized.

Engagement Letter

On December 1, 2022, the Company entered into an engagement letter with Boustead Securities, LLC to assist in the private placement of securities (“pre-IPO Financing”) and the initial public offering or other registered securities offerings (“IPO”) in the United States listing on NASDAQ. Boustead will act as exclusive financial advisor, placement agent and underwriter in connection with the Company’s pre-IPO Financing and IPO. The Company has agreed to pay Boustead certain commissions based on future financings as defined in the agreement.